Variable Interest Entities And Non-Controlling Interests (Summary Of Company's Consolidated Land Banking Arrangement) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Project Location	Dec. 31, 2011 Project Location
Noncontrolling Interest [Line Items]
Total number of land banking projects	1	1
Number of lots	625	625
Purchase price	$ 161,465	$ 161,465
Balance Of Lots Still Under Option And Not Purchased [Member]
Noncontrolling Interest [Line Items]
Number of lots	225	225
Purchase price	44,908	47,408
Forfeited deposits if lots are not purchased	$ 27,734	$ 25,234